7. INVESTMENTS IN SUBSIDIARIES (Details 2) - ARS ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017 [2]	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of subsidiaries [line items]
Revenue		$ 50,347	$ 25,110		$ 7,106
Interest income		1,432	849		331
Interest expense		5,112	4,277		1,257
Profit (loss) for the year before tax		4,209	(1,525)		4,436
Income tax		(1,367)	(1,201)		587
Profit (loss) of the year		5,670	(252)		3,849
Other comprehensive income (loss)		505	197		0
Total comprehensive income (loss) of the year		6,175	(55)		3,849
Income (loss) of the year attributable to non-controlling interest		1,064	(241)		784
Comprehensive income (loss) of the year attributable to non-controlling interest		1,387	(145)		783
Edenor
Disclosure of subsidiaries [line items]
Revenue		24,340	13,080		3,802
Depreciation		(430)	(352)		(281)
Interest income		273	197		96
Interest expense		(1,541)	(1,442)		(430)
Profit (loss) for the year before tax		1,123	(1,932)		1,326
Income tax		(441)	743		(184)
Profit (loss) of the year		682	(1,189)		1,142
Other comprehensive income (loss)		9	5		(2)
Total comprehensive income (loss) of the year		691	(1,184)		1,140
Income (loss) of the year attributable to non-controlling interest		331	(576)		553
Other comprehensive income of the year attributable to non-controlling interest		4	2		(1)
Comprehensive income (loss) of the year attributable to non-controlling interest		335	(574)		552
PELSA
Disclosure of subsidiaries [line items]
Revenue		3,311	1,155	[1]
Depreciation		(1,017)	(413)	[1]
Interest income		22	13	[1]
Profit (loss) for the year before tax		278	(3)	[1]
Income tax		(8)	(41)	[1]
Profit (loss) of the year		270	(44)	[1]
Other comprehensive income (loss)		769	228	[1]
Total comprehensive income (loss) of the year		1,039	184	[1]
Income (loss) of the year attributable to non-controlling interest		111	(18)	[1]
Other comprehensive income of the year attributable to non-controlling interest		316	94	[1]
Comprehensive income (loss) of the year attributable to non-controlling interest		$ 427	76	[1]
PEPASA
Disclosure of subsidiaries [line items]
Revenue	$ 2,894		2,839		943
Depreciation	(661)		(867)		(276)
Interest income	22		1		12
Interest expense	(188)		(712)		(382)
Profit (loss) for the year before tax	127		816		515
Income tax	(411)		(288)		(164)
Total comprehensive income (loss) of the year	866		528		351
Comprehensive income (loss) of the year attributable to non-controlling interest	$ 437		$ 266		$ 177

[1]	The information reflects the effect of consolidation of Petrobras Argentina as from July 27, 2016 when the Acquisition was consummated.
[2]	The information reflects the effect of consolidation until September 30, 2017 when the PEPASA has merged with Pampa.